Material Events During the Reporting Period (Details) - USD ($) $ in Thousands	1 Months Ended	6 Months Ended
	Feb. 28, 2019	Jun. 30, 2019	Jun. 30, 2018
Statement Line Items [Line Items]
Total gross consideration	$ 12,000	$ 282
Fair value in the amount	$ 10,201	$ 10,561	$ 12,471
Public offering description	The Company issued, pursuant to a public offering in the U.S., an aggregate of 80,000,000 Ordinary Shares (16,000,000 ADSs), 80,000,000 non-tradable warrants (exercisable into 80,000,000 Ordinary Shares) and 60,000,000 non-tradable rights to purchase shares (exercisable into 60,000,000 Ordinary Shares), according to the exercise terms determined.
Issuance costs description	Applicable issuance costs, amounting to $1,440,000, have been allocated in the same proportion as the allocation of the gross proceeds. An amount of $1,224,000 was considered as issuance costs allocated to the rights to purchase and the warrants and has been recorded in profit or loss as finance expense, while costs allocated as issuance costs of ADSs in the amount of $216,000 have been recorded in equity as a reduction of the share premium.
ADSs [Member]
Statement Line Items [Line Items]
Total gross consideration	$ 1,799